OTHER NONCURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

Other noncurrent assets at December 31, 2016 and 2015 consisted of the following (dollars in millions):

	December 31,
	2016	2015
Spare parts inventory	$13	$14
Notes receivable	7	7
Pension assets	4	2
Other	11	9
Total	$35	$32